OTHER EXPENSES - Other operating expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Other operating expenses:
Depreciation	$ 1,506	$ 2,246	$ 5,840	$ 7,749
Bad debt expense	3,358	19,996	26,960	66,853
Share-based compensation	1,535	1,683	5,657	10,469
Other operating expenses	10,239	28,878	50,915	104,485
Other intangible assets
Other operating expenses:
Other operating expenses	$ 3,840	$ 4,953	$ 12,458	$ 19,414